Covered Assets and Indemnification Asset (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Covered Assets and Indemnification Asset
Total loans	$ 3,714,837	$ 3,514,646	$ 3,152,396
Covered loans
Covered Assets and Indemnification Asset
Total loans	845,013	1,006,369
Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	595,218	729,156
Covered loans | Secured
Covered Assets and Indemnification Asset
Total loans	40,221	53,433
Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	17,787	28,520
Covered loans | Unsecured
Covered Assets and Indemnification Asset
Total loans	9,795	13,510
Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,337	9,890
Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Total loans	373,006	430,125
Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	315,197	365,306
Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Total loans	325,219	357,857
Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	174,158	199,372
Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Total loans	4,168	12,168
Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	1,170	4,705
Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Total loans	92,604	139,276
Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	78,569	121,363
Bank | Covered loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	2,935	8,697
Loans past Due 60-89 Days	2,006	967
Loans past Due 90 Days or More	3,948	906
Total Past Due Loans	8,889	10,570
Current Loans	240,906	266,643
Total loans	845,013	1,006,369
Bank | Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	595,218	729,156
Bank | Covered loans | Secured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days		3,904
Loans past Due 60-89 Days	915	10
Loans past Due 90 Days or More	226	81
Total Past Due Loans	1,141	3,995
Current Loans	21,293	20,918
Total loans	40,221	53,433
Bank | Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	17,787	28,520
Bank | Covered loans | Unsecured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	1,000	10
Loans past Due 60-89 Days		259
Loans past Due 90 Days or More	71
Total Past Due Loans	1,071	269
Current Loans	387	3,351
Total loans	9,795	13,510
Bank | Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,337	9,890
Bank | Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	580	999
Loans past Due 60-89 Days	100
Loans past Due 90 Days or More	609	40
Total Past Due Loans	1,289	1,039
Current Loans	56,520	63,780
Total loans	373,006	430,125
Bank | Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	315,197	365,306
Bank | Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	1,298	1,679
Loans past Due 60-89 Days	764	678
Loans past Due 90 Days or More	1,137	209
Total Past Due Loans	3,199	2,566
Current Loans	147,862	155,919
Total loans	325,219	357,857
Bank | Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	174,158	199,372
Bank | Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days		1,861
Loans past Due 90 Days or More	1,905	576
Total Past Due Loans	1,905	2,437
Current Loans	1,093	5,026
Total loans	4,168	12,168
Bank | Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	1,170	4,705
Bank | Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	57	244
Loans past Due 60-89 Days	227	20
Total Past Due Loans	284	264
Current Loans	13,751	17,649
Total loans	92,604	139,276
Bank | Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	$ 78,569	$ 121,363